Income Taxes (Details) - Schedule of unrecognized tax benefits - SoundHound, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 30, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of unrecognized tax benefits [Line Items]
Beginning balance	$ 3,419,797	$ 2,492,164
Change related to prior year positions		0
Change related to current year positions	$ 881,099,000	927,633
Ending balance		$ 3,419,797